UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-PX

annual report of proxy voting record of
registered management investment company

Investment Company Act file number: 811- 04906
BNY Mellon State Municipal Bond Funds

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286

(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400

Date of fiscal year end: 4/30

Date of reporting period: July 1, 2021-June 30, 2022

Item 1. Proxy Voting Record

BNY Mellon State Municipal Bond Funds
BNY Mellon Connecticut Fund
BNY Mellon Massachusetts Fund
BNY Mellon Pennsylvania Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon State Municipal Bond Funds

By: /s/ David DiPetrillo
      David DiPetrillo

      President (Principal Executive Officer)

Date: July 26, 2022